ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2015
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY [Abstract]
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

33. ADDITIONAL INFORMATION – CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company's investments in its subsidiaries under the equity method of accounting. Such investment is presented on separate condensed balance sheets of the Company as "Investments in subsidiaries " and the Company's shares of the profit or loss of subsidiaries are presented as "Share of (loss) / income from subsidiaries" in the statements of operations.

As disclosed in Note 29d. the Company provided guarantee for redemption of series A preferred shares issued by JinkoSolar Power.

Except for the guarantees as disclosed in Note 29d, the Company did not have any other significant contingency, commitment, or off balance sheet long term obligation as of December 31, 2014 and 2015.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Condensed statements of operations:

	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB	USD
				(Note 2 (al))
Net revenue	-	-	-	-
Cost of revenues	-	-	-	-

Gross profit	-	-	-	-

Total operating expenses	(4,286,844)	(12,422,770)	(11,992,992)	(1,851,399)

Loss from operations	(4,286,844)	(12,422,770)	(11,992,992)	(1,851,399)

Convertible senior notes issuance costs	-	(26,052,881)	-	-
Share of income from subsidiaries and affiliates	437,886,531	610,091,593	692,117,271	106,844,495
Interest (income)/expense, net	(30,526,093)	27,261,325	26,434,242	4,080,744
Exchange gain/(loss)	(2,155,196)	10,046,144	(8,235,787)	(1,271,386)
Change in fair value of convertible senior notes and capped call option	(212,906,573)	64,101,644	(14,571,200)	(2,249,406)
Income before income taxes	188,011,825	673,025,055	683,751,534	105,553,048
Income tax expenses	-	-	-	-
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	188,011,825	673,025,055	683,751,534	105,553,048

Condensed balance sheets:

	December 31,
	2014	December 31, 2015
	RMB	RMB	USD
			(Note 2 (al))
ASSETS
Current assets:
Cash and cash equivalent	25,047,261	55,685,082	8,596,295
Due from subsidiaries-current	332,100,861	353,584,018	54,583,967
Capped call option	-	17,490,323	2,700,041
Other current assets	26,318,114	11,910,526	1,838,668
Total current assets	383,466,236	438,669,949	67,718,971
Investments in subsidiaries	3,550,903,388	4,249,348,844	655,986,422
Due from subsidiaries-non current	1,157,165,610	1,228,006,309	189,571,507
Capped call option	21,098,263	-	-
Total assets	5,112,633,497	5,916,025,102	913,276,900

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Due to subsidiaries	40,911,888	62,633,444	9,668,938
Convertible senior notes-current	-	650,916,976	100,484,266
Other current liabilities	24,225,641	24,542,051	3,788,639
Total current liabilities	65,137,529	738,092,471	113,941,843
Convertible senior notes	1,540,398,645	856,064,385	132,153,568
Total liabilities	1,605,536,174	1,594,156,856	246,095,411

Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 124,292,030 and 125,473,930 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	17,560	17,711	2,734
Additional paid-in capital	2,794,024,929	2,924,336,179	451,439,714
Accumulated other comprehensive income	11,874,053	12,582,041	1,942,332
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2014 and 2015, respectively	(13,875,553)	(13,875,553)	(2,142,016)
Retained earnings	715,056,334	1,398,807,868	215,938,725
Total shareholders' equity	3,507,097,323	4,321,868,246	667,181,489

Total liabilities and shareholders' equity	5,112,633,497	5,916,025,102	913,276,900

The balance due from subsidiaries represented the expenses paid on behalf by the Company for its subsidiaries.

Other current assets mainly represented the prepaid insurance premium, prepaid rent and other miscellaneous expenses.

The balance due to subsidiaries represented the professional service fees paid by Jiangxi Jinko.

Other current liabilities represented accrual for unpaid professional service fees.

On January 1, 2014, the Company provided a loan of US$189 million to one of its subsidiaries, JinkoSolar Technology Limited Paker, to support its daily operation. Annual interest rate is subject to further negotiation between the Company and Paker. US$123 million is due for repayment on December 31, 2016 and the remaining principle amount is due for repayment on December 31, 2019.

Condensed statements of cash flows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	USD
				(Note 2 (al))
Cash flows from operating activities:
Net income	188,011,825	673,025,055	683,751,534	105,553,048
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of convertible senior notes	305,202,478	(150,790,707)	8,400,918	1,296,878
Change in fair value of capped call option	(92,295,905)	86,689,063)	6,170,282	952,527
Share of income from subsidiaries	(437,886,531)	(610,091,593)	(692,117,271)	(106,844,495)
Convertible senior notes issuance cost	-	26,052,881	-	-
Exchange (gain)/loss	2,155,196	(10,046,144)	8,235,787	1,271,386
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	(313,277,487)	(572,172,865)	104,043,486	16,061,547
Decrease/(increase) in other current assets	(105,504)	299,752	(1,080,514)	(166,802)
Increase/(Decrease) in due to a subsidiary	(46,520,981)	26,234,900	21,721,556	3,353,230
(Decrease)/increase in other current liabilities	(1,783,456)	16,276,144	316,410	48,845
Net cash (used in)/provided by operating activities	(396,500,365)	(514,523,514)	139,442,188	21,526,164

Cash flows from investing activities:
Investments in subsidiaries	(28,834,009)	(1,141,190,434)	(5,620,197)	(867,609)
Net cash used in investing activities	(28,834,009)	(1,141,190,434)	(5,620,197)	(867,609)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	413,004,026	770,201,158	-	-
Proceeds from exercise of share options	17,551,472	14,528,109	7,613,965	1,175,394
Proceeds from issuance of convertible senior notes	-	914,850,000	-	-
Repurchase of convertible senior notes	-	-	(113,025,510)	(17,448,132)
Issuance cost paid for issuance of convertible senior notes	-	(26,052,881)	-	-
Net cash provided by/(used in) financing activities	430,555,498	1,673,526,386	(105,411,545)	(16,272,738)

Effect of foreign exchange rate changes on cash and cash equivalents	(152,085)	(94,929)	2,227,375	343,847

Net increase in cash and cash equivalents	5,069,039	17,717,509	30,637,821	4,729,664
Cash and cash equivalents, beginning of year	2,260,713	7,329,752	25,047,261	3,866,631

Cash and cash equivalents, end of year	7,329,752	25,047,261	55,685,082	8,596,295
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	1,266,499	226,952	10,210,003	1,576,153
Payment of issuance cost for follow-on offering in subsequent period	1,273,309	2,328,174	-	-